Document and Entity Information Document	Feb. 26, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Registrant Name	National Storage Affiliates Trust
Entity Central Index Key	0001618563
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37351
Entity Tax Identification Number	46-5053858
Entity Address, Address Line One	8400 East Prentice Avenue, 9th Floor
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	630-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest, $0.01 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value per share
Trading Symbol	NSA
Security Exchange Name	NYSE
Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	NSA Pr A
Security Exchange Name	NYSE
Series B Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series B Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	NSA Pr B
Security Exchange Name	NYSE